Vanguard® Mid-Cap Growth Index Fund
Schedule of Investments (unaudited)
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.5%)
	Fastenal Co.	3,876,823	194,927
	Newmont Corp.	1,350,617	81,402
	FMC Corp.	438,045	48,452
			324,781
Consumer Discretionary (15.1%)
*	Chipotle Mexican Grill Inc. Class A	189,986	269,936
*	Peloton Interactive Inc. Class A	1,690,681	190,100
*	Trade Desk Inc. Class A	287,559	187,391
*	Dollar Tree Inc.	1,587,666	181,724
*	Etsy Inc.	808,614	163,073
*	Expedia Group Inc.	933,871	160,738
*	Copart Inc.	1,435,704	155,932
*	Wayfair Inc. Class A	493,905	155,457
	Tractor Supply Co.	785,098	139,025
*	Take-Two Interactive Software Inc.	777,507	137,385
*	Burlington Stores Inc.	447,148	133,608
*	Aptiv plc	911,463	125,691
*	Lululemon Athletica Inc.	401,197	123,051
*	Ulta Beauty Inc.	361,291	111,700
*	NVR Inc.	23,608	111,216
*	Lyft Inc. Class A	1,728,752	109,223
	Domino's Pizza Inc.	261,949	96,342
*	Wynn Resorts Ltd.	702,376	88,057
*	Live Nation Entertainment Inc.	952,656	80,642
*	LKQ Corp.	1,741,784	73,730
*	Carvana Co. Class A	264,384	69,374
*	Caesars Entertainment Inc.	667,848	58,403
*	DraftKings Inc. Class A	925,470	56,759
*	Penn National Gaming Inc.	524,263	54,964
	Rollins Inc.	1,493,305	51,400
*,1	Chewy Inc. Class A	482,514	40,874
*	Vail Resorts Inc.	135,853	39,623
	Warner Music Group Corp. Class A	599,704	20,588
*,1	QuantumScape Corp. Class A	445,930	19,955
[1]	Sirius XM Holdings Inc.	2,793,020	17,009
			3,222,970
Consumer Staples (1.9%)
	McCormick & Co. Inc. (Non-Voting)	1,680,607	149,843
	Church & Dwight Co. Inc.	1,654,475	144,518
	Lamb Weston Holdings Inc.	987,974	76,548

		Shares	Market Value ($000)
	Hormel Foods Corp.	911,291	43,542
			414,451
Energy (2.8%)
	Pioneer Natural Resources Co.	1,458,821	231,690
*	Plug Power Inc.	3,392,163	121,575
*	Cheniere Energy Inc.	1,540,323	110,919
	Hess Corp.	932,742	66,001
*	Enphase Energy Inc.	391,925	63,554
			593,739
Financials (5.4%)
	MSCI Inc. Class A	529,539	222,025
	First Republic Bank	1,185,968	197,760
*	SVB Financial Group	350,264	172,911
	MarketAxess Holdings Inc.	243,661	121,324
	Broadridge Financial Solutions Inc.	781,676	119,675
	FactSet Research Systems Inc.	256,367	79,112
	Cboe Global Markets Inc.	723,671	71,419
*	Markel Corp.	46,517	53,012
	Interactive Brokers Group Inc. Class A	520,873	38,044
	SEI Investments Co.	436,600	26,602
*,1	Opendoor Technologies Inc.	1,171,292	24,820
	Tradeweb Markets Inc. Class A	291,472	21,569
			1,148,273
Health Care (16.4%)
*	IDEXX Laboratories Inc.	576,664	282,167
*	Centene Corp.	3,925,888	250,904
*	IQVIA Holdings Inc.	1,294,402	250,001
*	Veeva Systems Inc. Class A	920,528	240,479
*	Dexcom Inc.	649,225	233,325
	ResMed Inc.	982,236	190,573
*	Teladoc Health Inc.	912,966	165,932
*	Exact Sciences Corp.	1,141,435	150,418
	Cerner Corp.	2,067,573	148,617
	West Pharmaceutical Services Inc.	500,223	140,953
	Teleflex Inc.	315,168	130,940
*	Align Technology Inc.	239,523	129,709
	Cooper Cos. Inc.	331,736	127,416
*	Seagen Inc.	917,195	127,362
*	Insulet Corp.	446,055	116,385
*	Alnylam Pharmaceuticals Inc.	789,776	111,508
*	Varian Medical Systems Inc.	620,056	109,458
*	Incyte Corp.	1,261,399	102,514
*	ABIOMED Inc.	305,325	97,316
*	BioMarin Pharmaceutical Inc.	1,225,383	92,529
*	Horizon Therapeutics plc	756,198	69,600
*	Catalent Inc.	574,552	60,506
*	10X Genomics Inc. Class A	246,892	44,687
*	Bio-Rad Laboratories Inc. Class A	71,048	40,581
*	PPD Inc.	827,481	31,312
*	Oak Street Health Inc.	569,508	30,907
*,1	GoodRx Holdings Inc. Class A	259,294	10,118
			3,486,217
Industrials (17.1%)
	IHS Markit Ltd.	2,409,412	233,183
*	TransDigm Group Inc.	350,710	206,189
	Cintas Corp.	602,635	205,685
	AMETEK Inc.	1,556,368	198,795

		Shares	Market Value ($000)
	Verisk Analytics Inc. Class A	1,098,885	194,162
*	Mettler-Toledo International Inc.	158,017	182,619
*	Zebra Technologies Corp. Class A	360,931	175,117
	Old Dominion Freight Line Inc.	710,441	170,797
	Kansas City Southern	613,266	161,853
*	FleetCor Technologies Inc.	564,772	151,715
	Vulcan Materials Co.	894,737	150,987
	Equifax Inc.	821,129	148,731
	Martin Marietta Materials Inc.	420,458	141,198
*	Trimble Inc.	1,688,800	131,372
	Xylem Inc.	1,216,640	127,966
	Expeditors International of Washington Inc.	1,143,346	123,127
*	Waters Corp.	419,782	119,289
	TransUnion	1,287,258	115,853
	Masco Corp.	1,735,868	103,978
	JB Hunt Transport Services Inc.	570,833	95,940
	Westinghouse Air Brake Technologies Corp.	1,211,288	95,886
	Ball Corp.	1,106,865	93,796
*	Generac Holdings Inc.	212,163	69,473
	HEICO Corp. Class A	492,190	55,913
	Cognex Corp.	564,763	46,870
	Fortune Brands Home & Security Inc.	468,011	44,845
	Jack Henry & Associates Inc.	256,745	38,953
	HEICO Corp.	292,828	36,838
*	XPO Logistics Inc.	137,990	17,014
*,1	Affirm Holdings Inc. Class A	175,695	12,425
			3,650,569
Real Estate (7.0%)
	Digital Realty Trust Inc.	1,892,033	266,474
*	CoStar Group Inc.	266,032	218,649
	SBA Communications Corp. Class A	741,324	205,754
	Alexandria Real Estate Equities Inc.	922,711	151,601
*	Zillow Group Inc. Class C	1,049,837	136,101
	Invitation Homes Inc.	3,828,834	122,484
	Extra Space Storage Inc.	886,683	117,530
	Sun Communities Inc.	753,418	113,043
	Realty Income Corp.	1,260,105	80,017
*	Zillow Group Inc. Class A	291,977	38,360
	Regency Centers Corp.	573,248	32,509
			1,482,522
Technology (30.0%)
	Microchip Technology Inc.	1,817,621	282,131
	Amphenol Corp. Class A	4,044,570	266,820
*	Cadence Design Systems Inc.	1,883,202	257,980
*	Synopsys Inc.	1,028,589	254,864
*	DocuSign Inc. Class A	1,196,358	242,203
*	Match Group Inc.	1,705,734	234,334
	Marvell Technology Group Ltd.	4,534,889	222,119
	Xilinx Inc.	1,655,698	205,141
	Skyworks Solutions Inc.	1,113,138	204,239
*	Palo Alto Networks Inc.	623,608	200,839
*	ANSYS Inc.	585,606	198,848
*	Okta Inc. Class A	818,233	180,363
*	Fortinet Inc.	936,371	172,686
	KLA Corp.	520,028	171,817
*	Twitter Inc.	2,559,243	162,845
*	RingCentral Inc. Class A	541,859	161,409

		Shares	Market Value ($000)
*	Splunk Inc.	1,091,653	147,897
*	EPAM Systems Inc.	359,812	142,734
	Teradyne Inc.	1,125,255	136,921
*	HubSpot Inc.	297,147	134,967
*	Pinterest Inc. Class A	1,797,059	133,036
*	Slack Technologies Inc. Class A	3,216,033	130,668
*	VeriSign Inc.	648,932	128,982
*	Paycom Software Inc.	345,353	127,801
*	Coupa Software Inc.	487,206	123,984
*	Datadog Inc. Class A	1,420,966	118,423
	Citrix Systems Inc.	830,043	116,505
*	Tyler Technologies Inc.	273,915	116,285
*	IAC/InterActiveCorp	532,147	115,109
*	Akamai Technologies Inc.	1,098,903	111,978
*	Crowdstrike Holdings Inc. Class A	603,706	110,182
*	Gartner Inc.	568,958	103,863
	SS&C Technologies Holdings Inc.	1,468,751	102,622
*	Cloudflare Inc. Class A	1,436,193	100,907
*,1	Unity Software Inc.	923,217	92,608
*	GoDaddy Inc. Class A	1,144,623	88,846
*	Zscaler Inc.	498,212	85,528
*	Black Knight Inc.	1,006,991	74,507
*	ON Semiconductor Corp.	1,390,418	57,855
*	Dropbox Inc. Class A	2,124,338	56,635
*	Zendesk Inc.	397,639	52,735
	Monolithic Power Systems Inc.	145,138	51,264
*	IPG Photonics Corp.	234,907	49,551
*	MongoDB Inc. Class A	183,137	48,976
*	ZoomInfo Technologies Inc. Class A	599,653	29,323
*	Palantir Technologies Inc. Class A	1,183,944	27,574
*	Bumble Inc. Class A	388,398	24,228
	Leidos Holdings Inc.	239,937	23,101
*	Qualtrics International Inc. Class A	176,870	5,821
			6,390,054
Telecommunications (1.8%)
*	Roku Inc. Class A	374,923	122,139
*	Arista Networks Inc.	386,464	116,670
*	Liberty Broadband Corp. Class C	532,739	79,991
*	Altice USA Inc. Class A	1,552,275	50,495
*	Liberty Broadband Corp. Class A	80,944	11,749
	Ubiquiti Inc.	21,080	6,288
			387,332
Utilities (0.9%)
	Waste Connections Inc.	1,770,227	191,149
Total Common Stocks (Cost $13,798,652)			21,292,057

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund (Cost $106,089)	0.081%	1,060,905	106,091
Total Investments (100.4%) (Cost $13,904,741)				21,398,148
Other Assets and Liabilities—Net (-0.4%)				(92,134)
Net Assets (100%)				21,306,014
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $83,939,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $83,992,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2021	76	19,800	(267)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.